DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Movement In Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 11,321
Tax effect - continuing operations	$ 3,655
Applicable tax rate	(12.50%)	(12.50%)	(12.50%)
Operating Losses US [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 2,382
Tax effect - continuing operations	$ 500
Applicable tax rate	21.00%
Alternative minimum tax credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 1,674
Tax effect - continuing operations	$ 1,674
Applicable tax rate
Operating Losses Brazil [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ (59)
Tax effect - continuing operations	$ (20)
Applicable tax rate	34.00%
Operating Losses Ireland [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 3,425
Tax effect - continuing operations	$ 997
Operating Losses Ireland [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	12.50%
Operating Losses Ireland [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
Other deferred tax assets in Ireland [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 3,880
Tax effect - continuing operations	$ 485
Applicable tax rate	12.50%
US state credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 19
Tax effect - continuing operations	$ 19
Applicable tax rate